SIGNIFICANT TRANSACTIONS - Significant Transactions in 2022 and 2021 (Details) ₽ in Millions, $ / mHz in Millions, $ in Millions, ৳ in Billions												1 Months Ended	12 Months Ended
	Oct. 09, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Aug. 05, 2022 USD ($)	Jun. 08, 2022 USD ($)	Dec. 01, 2021 USD ($)	Sep. 05, 2021 USD ($)	Sep. 05, 2021 RUB (₽)	Jul. 19, 2021 USD ($)	Jul. 01, 2021	Jul. 22, 2019 USD ($) numberOfMegahertz $ / mHz	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) tower extensionOption		Mar. 31, 2021 USD ($) numberOfMegahertz	Mar. 31, 2021 BDT (৳) numberOfMegahertz	Aug. 21, 2019
Investments in subsidiaries
Gain on disposal of subsidiaries													$ 0	$ 88	$ 0	[1]
Disposal of subsidiaries with non-controlling interests													(16)	(824)
Gains (losses) on exchange differences on translation of foreign operations, net of tax														480
Lease, renewal options | extensionOption															10
Goodwill													349	394	$ 1,542
Right-of-use assets													821	706	$ 1,833
Trade receivables (including contract assets)													486	191
Licences
Investments in subsidiaries
Additions									$ 384
Service cost liability									65
At amortized cost
Investments in subsidiaries
Trade receivables (including contract assets)													445	133
At amortized cost | Security deposits and cash collateral
Investments in subsidiaries
Trade receivables (including contract assets)													$ 103	$ 63
PTA license renewal
Investments in subsidiaries
License renewal assessment, tax percentage											13.00%
PTA license renewal | At amortized cost | Security deposits and cash collateral
Investments in subsidiaries
Trade receivables (including contract assets)									$ 326
Initial license payment percentage																			50.00%
1800 MHz spectrum | PTA license renewal
Investments in subsidiaries
Frequency bands | numberOfMegahertz											1,800
License renewal assessment, amount per spectrum block | $ / mHz											30
900 MHz spectrum | PTA license renewal
Investments in subsidiaries
Frequency bands | numberOfMegahertz											900
License renewal assessment, amount per spectrum block | $ / mHz											40
License renewal assessment, total amount											$ 450
National Tower Company J C S N T C
Investments in subsidiaries
Increase decrease in number of towers leased | tower															5,000
National Tower Company J C S N T C | Long term lease agreement N T C
Investments in subsidiaries
Number of towers | tower															15,400
Algeria
Investments in subsidiaries
Consideration received in cash				$ 682
Put option, percentage ownership sold (in percentage)										45.57%
VEON Georgia LLC
Investments in subsidiaries
Gain on disposal of subsidiaries					$ 88
VEON Georgia LLC | Reserve of exchange differences on translation
Investments in subsidiaries
Disposal of subsidiaries with non-controlling interests					78
VEON Georgia LLC | VEON Georgia Holdings B.V.
Investments in subsidiaries
Consideration received in cash					$ 45
National Tower Company J C S N T C
Investments in subsidiaries
Consideration received in cash							$ 945	₽ 70,650
Gain on disposal of subsidiaries						$ 101
Goodwill							$ 215
National Tower Company J C S N T C | Long term lease agreement N T C
Investments in subsidiaries
Lease term															8 years
Service Telecom Group of Companies
Investments in subsidiaries
Lease term						8 years
Goodwill						$ 168
Right-of-use assets						101
Lease liabilities						$ 718
Lease commitments															$ 263
Banglalink Digital Communications Limited
Investments in subsidiaries
Spectrum cost																	$ 115	৳ 10
Proportion of ownership interest in subsidiary													100.00%	100.00%
Banglalink Digital Communications Limited | 4 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz																	4.4	4.4
Banglalink Digital Communications Limited | 1800 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz																	1,800	1,800
Banglalink Digital Communications Limited | 5 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz																	5	5
Banglalink Digital Communications Limited | 2100 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz																	2,100	2,100
Banglalink Digital Communications Limited | 30 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz																	30.6	30.6
Banglalink Digital Communications Limited | 40 MHz spectrum
Investments in subsidiaries
Frequency bands | numberOfMegahertz																	40	40
OTM
Investments in subsidiaries
Consideration received in cash												$ (16)
Proportion of ownership interest in subsidiary												67.00%
Russia
Investments in subsidiaries
Consideration received in cash	$ 1,294	$ 1,294	₽ 130,000

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10